Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Financing [Line Items]
Stock Repurchased Authorization	34,670,378
Repurchased Shares Price Per Share	$ 7.41	$ 7.39
Dividends recognised as distributions to owners		$ 34.5
Share capital [Member]
Equity Financing [Line Items]
Shares repurchased and cancelled (in shares)	1,100,000	1,583,562
Expected cash outflow on redemption or repurchase of puttable financial instruments	$ 8.2
Repurchase and cancellation of common shares (note 13a)	$ (10.4)	$ (14.9)
Dividend reinvestment plan and share purchase plan (in shares)	527,770	656,473
Dividend reinvestment plan (iii)	$ 4.1	$ 4.6
Shares Repurchased		11.7
Dividends recognised as distributions to owners		4.6
Deficit [member]
Equity Financing [Line Items]
Repurchase and cancellation of common shares (note 13a)	2.2	3.2
Dividends recognised as distributions to owners	$ 39.2	$ 39.1